7. PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2015 and December 31, 2014 consists of the following:

	June 30,	December 31,
	2015	2014
	(Unaudited)	(Audited)

Machines and equipment	$63,172	$63,172
Furniture and fixtures	49,787	49,787
Computer equipment	52,304	52,304
Leasehold improvements	56,965	56,965
Total property and equipment	222,228	222,228
Less accumulated depreciation and amortization	(206,291)	(198,186)
Net property and equipment	$15,937	$24,042

Fixed assets, net of accumulated depreciation, were $15,937 and $24,042 as of June 30, 2015 and December 31, 2014, respectively. Accumulated depreciation was $206,091 and $198,186 as of June 30, 2015 and December 31, 2014, respectively. Total depreciation expense was $8,105 and $19,209 for the six months ended June 30, 2015 and 2014, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of December 31, 2014 and 2013 consists of the following:

	December 31,	December 31,
	2014	2013
	(Audited)	(Audited)

Machines and equipment	$63,172	$63,172
Furniture and fixtures	49,787	49,787
Computer equipment	52,304	52,304
Leasehold improvements	56,965	53,040
Total property and equipment	222,228	218,303
Less accumulated depreciation and amortization	(198,186)	(164,545)
Net property and equipment	$24,042	$53,758

Fixed assets, net of accumulated depreciation, were $24,042 and $53,758 as of December 31, 2014 and 2013, respectively. Accumulated depreciation was $198,186 and $164,545 as of December 31, 2014 and 2013, respectively. Total depreciation expense was $33,641 and $22,229 for the years ended December 31, 2014 and 2013, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.